Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
2017	4,883,794
2018	3,963,404
2019	393,308
2020 and thereafter	-

Total	9,240,506

Schedule of Capital Lease Obligations
Amount
US$
2017	5,836,659
2018	5,836,659
2019	5,311,944
2020	4,787,230
2021 and thereafter	2,393,615

Total minimum lease payments	24,166,107
Less interest	(5,227,205)

Capital lease obligations	18,938,902
Less current maturities of capital lease obligations	(3,923,394)

Long-term capital lease obligations	15,015,508

Schedule of Outstanding Commitments
Amount
US$
2017	317,776,075
2018	18,536,275
2019	7,245,297
2020	3,587,830
2021 and thereafter	-

Total	347,145,477